Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Feb. 26, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000129654
Account Value [Line Items]
Account Value	$ 15,966	$ 15,869	$ 15,764	$ 15,484	$ 14,884	$ 14,604	$ 13,928	$ 13,798	$ 13,514	$ 13,320	$ 13,295	$ 13,272	$ 13,688	$ 14,367	$ 14,745	$ 14,913	$ 14,566	$ 14,051	$ 13,625	$ 13,208	$ 12,320	$ 12,363	$ 12,380	$ 12,111	$ 11,676	$ 11,521	$ 11,178	$ 11,466	$ 11,297	$ 11,297	$ 11,264	$ 11,052	$ 10,850	$ 10,591	$ 10,208	$ 10,359	$ 10,030	$ 9,550		$ 9,781	$ 9,653	$ 10,000
C000129655
Account Value [Line Items]
Account Value	15,573	15,493	15,400	15,141	14,559	14,300	13,639	13,525	13,248	13,072	13,056	13,032	13,463	14,126	14,517	14,682	14,353	13,859	13,440	13,029	12,164	12,217	12,243	11,977	11,569	11,415	11,088	11,373	11,206	11,215	11,182	10,981	10,790	10,541	10,170	10,329	10,010	9,532		9,771	9,644	10,000
C000169038
Account Value [Line Items]
Account Value	844,672	838,827	833,031	818,269	785,932	771,169	735,513	728,029	712,380	702,174	701,162	699,287	721,159	756,155	776,560	784,766	766,011	738,465	716,122	693,709	646,640	648,881	649,755	635,123	612,363	603,692	585,714	600,746	591,416	591,416	589,152	578,083	567,517	554,436	533,923	541,790	524,582	499,508	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164		9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164		9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	571,213	572,865	566,851	567,585	541,645	541,418	530,386	528,986	534,665	523,984	524,202	535,374	546,373	580,411	601,422	605,052	595,320	596,175	608,440	605,562	597,740	588,039	567,131	568,745	546,303	526,526	511,892	516,232	513,441	510,349	518,855	521,706	515,371	507,785	502,698	519,149	507,362	500,699	500,000
S&P Target Date Retirement Income Index
Account Value [Line Items]
Account Value	15,250	15,089	14,959	14,797	14,133	13,912	13,311	13,206	12,970	12,747	12,667	12,608	12,945	13,564	13,920	14,026	13,718	13,369	13,198	12,887	12,282	12,133	12,180	11,894	11,472	11,334	11,073	11,336	11,143	11,088	11,075	10,839	10,671	10,476	10,193	10,330	10,079	9,732		9,877	9,744	10,000
S&P Target Date Retirement Income Index
Account Value [Line Items]
Account Value	15,250	15,089	14,959	14,797	14,133	13,912	13,311	13,206	12,970	12,747	12,667	12,608	12,945	13,564	13,920	14,026	13,718	13,369	13,198	12,887	12,282	12,133	12,180	11,894	11,472	11,334	11,073	11,336	11,143	11,088	11,075	10,839	10,671	10,476	10,193	10,330	10,079	9,732		$ 9,877	$ 9,744	$ 10,000
S&P Target Date Retirement Income Index
Account Value [Line Items]
Account Value	$ 782,939	$ 774,663	$ 767,982	$ 759,665	$ 725,574	$ 714,225	$ 683,401	$ 677,985	$ 665,888	$ 654,442	$ 650,334	$ 647,284	$ 664,621	$ 696,366	$ 714,660	$ 720,079	$ 704,261	$ 686,361	$ 677,602	$ 661,628	$ 630,563	$ 622,882	$ 625,320	$ 610,621	$ 588,952	$ 581,895	$ 568,491	$ 581,994	$ 572,077	$ 569,256	$ 568,604	$ 556,471	$ 547,835	$ 537,823	$ 523,316	$ 530,317	$ 517,448	$ 499,622	$ 500,000